Multiple-Deliverable Revenue Arrangements (Details Textuals) (Contractual Arrangements, Maintenance and other support obligations, USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011
Contractual Arrangements | Maintenance and other support obligations
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenue recognized	$ 51,000	$ 152,000
Deferred revenue in the condensed consolidated balance sheets	$ 758,000	$ 758,000	$ 910,000